Accounts Receivable - Summary of Accounts Receivable (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of financial assets [Line Items]
Accounts receivable	¥ 14,433	$ 2,099	¥ 13,964
Accounts receivables [member]
Disclosure of financial assets [Line Items]
Less Credit loss allowance	(6,709)		(5,210)	¥ (5,466)	¥ (4,910)
Carrying amount [member]
Disclosure of financial assets [Line Items]
Accounts receivable	¥ 21,142		¥ 19,174